Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 250	$ 153	$ 73
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	80	79	77
Amortization	222	224	227
Restructuring charges, net of cash paid	(16)	9	22
Deferred taxes	(30)	(32)	(47)
Share-based compensation expense	32	29	18
Profit-sharing expense	27	19	15
Non-cash lease expense	97	88	67
Net periodic pension expense (benefit)	27	(8)	(35)
Loss (gain) on extinguishment of debt, net	1	7	(5)
Other, net	(23)	0	3
Pension contributions	(6)	(4)	(34)
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts receivable	(2)	(69)	(148)
Contract assets	(9)	26	(69)
Inventories	9	13	(30)
Prepaid expenses and other current assets	6	(14)	(1)
Accounts payable	16	(14)	71
Accrued liabilities and income taxes payable	(3)	42	47
Contract liabilities	46	51	71
Other assets and liabilities	(104)	(85)	(52)
Net cash provided by operating activities	620	514	270
Cash flows from investing activities:
Acquisitions, net of cash acquired	(778)	(83)	(2,839)
Purchases of property and equipment	(84)	(86)	(79)
Proceeds from sales of property, equipment, held for sale assets, and businesses	33	54	17
Net cash used in investing activities	(829)	(115)	(2,901)
Cash flows from financing activities:
Proceeds from long-term borrowings	850	0	1,104
Payments on long-term borrowings	(437)	(484)	(34)
Repurchases of long-term borrowings	0	0	(30)
Payments of debt issuance costs	0	0	(29)
Repurchases of common stock	0	(41)	(44)
Proceeds from the issuance of common shares	458	0	797
Conversion of Series B Preferred Stock	(600)	0	0
Payments of acquisition-related consideration	(8)	(4)	(5)
Restricted shares tendered for taxes	(13)	(3)	(3)
Other financing activities	(5)	0	0
Net cash provided by (used in) financing activities	245	(532)	1,756
Effect of foreign currency exchange rate change on cash, cash equivalents, and restricted cash	(15)	6	(9)
Net increase (decrease) in cash, cash equivalents, and restricted cash	21	(127)	(884)
Cash, cash equivalents, and restricted cash, beginning of period	480	607	1,491
Cash, cash equivalents, and restricted cash, end of period	501	480	607
Supplemental cash flow disclosures:
Cash paid for interest, net of interest income	152	150	120
Cash paid for income taxes, net of refunds	101	95	43
Accrued consideration	31	11	1
Shares of common stock issued to profit sharing plan	18	14	13
Shares of common stock issued for conversion of Series B Preferred Stock	$ 569	$ 0	$ 0